Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Minimum Annual Rental Commitments Under Non Cancelable Operating Leases
2013	$ 23,500
2014	18,000
2015	14,300
2016	9,600
2017	5,100
Thereafter	11,100
Total minimum lease payments	81,600
Leases (Textuals) [Abstract]
Rental expenses of operating leases	$ 31,200	$ 31,400	$ 30,700